Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Raw materials and supplies	$ 67
Work in progress	79	$ 128
Finished goods	34	70
Inventory current	180	198
Non-current assets:
Raw materials and supplies	557	829
Work in progress		66
Finished goods	(297)	39
Inventory non current	$ 260	$ 934